CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) In Thousands, unless otherwise specified	Feb. 28, 2013 USD ($)	Feb. 29, 2012 USD ($)	Feb. 28, 2011 USD ($)	Mar. 02, 2013 Minimum [Member] USD ($)	Feb. 28, 2013 Minimum [Member] USD ($)	Feb. 28, 2013 US Dollar [Member] USD ($)	Feb. 29, 2012 US Dollar [Member] USD ($)	Feb. 28, 2013 Canadian Dollar [Member] USD ($)	Feb. 28, 2013 Canadian Dollar [Member] CAD	Feb. 29, 2012 Canadian Dollar [Member] USD ($)	Feb. 28, 2013 Euro [Member] USD ($)	Feb. 28, 2013 Euro [Member] EUR (€)	Feb. 29, 2012 Euro [Member] USD ($)	Feb. 28, 2013 Chinese renminbi [Member] USD ($)	Feb. 28, 2013 Chinese renminbi [Member] CNY	Feb. 29, 2012 Chinese renminbi [Member] USD ($)	Feb. 28, 2013 British Pounds [Member] USD ($)	Feb. 28, 2013 British Pounds [Member] GBP (£)	Feb. 29, 2012 British Pounds [Member] USD ($)	Feb. 28, 2013 Other [Member] USD ($)	Feb. 29, 2012 Other [Member] USD ($)
Cash And Cash Equivalents And Restricted Cash [Line Items]
Total Cash and Cash Equivalents	$ 22,959	$ 52,798	$ 77,819			$ 15,889	$ 43,260	$ 2,671	2,753	$ 8,029	$ 3,233	€ 2,468	$ 403	$ 339	2,102		$ 299	£ 197	$ 107	$ 527	$ 999
Total Restricted Cash		177		10,000	7,500		177
TOTAL	$ 22,959	$ 52,975
Foreign Exchange Rate to USD						1.000		0.970	0.970		1.310	1.310		0.161	0.161		1.519	1.519
Percent of total, cash and cash equivalents	100.00%	99.70%				69.20%	81.70%	11.60%	11.60%	15.20%	14.10%	14.10%	0.80%	1.50%	1.50%	0.00%	1.30%	1.30%	0.20%	2.30%	1.80%
Percent of total, restricted cash	0.00%	0.30%				0.00%	0.30%
Percent of total, total	100.00%	100.00%